Significant Accounting Policies - Schedule of Concentration of Risk (Details) - Customer Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer A [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage			[1]		[1]	16.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer B [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		14.00%		26.00%		12.00%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		12.00%		14.00%			[1]
Customer C [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage			[1]	12.00%			[1]
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer D [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage			[1]	12.00%			[1]
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer E [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		12.00%			[1]		[1]
Customer F [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		23.00%			[1]		[1]
Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer G [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		19.00%			[1]		[1]
Customer G [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		13.00%			[1]		[1]
Customer H [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage			[1]	10.00%			[1]
Customer H [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]

[1]	Less than 10%